Schedule II - Condensed Financial Information of Registrant Statements of Cash Flows (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Jan. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows (used in)/from operating activities:
Share-based compensation			$ 0.0	$ 10.1	$ 9.8
Amortization of right-of-use operating lease assets			13.4	0.0	0.0
Interest on operating lease liability			(4.6)
Change in operating lease liabilities			(18.0)	0.0	0.0
Net cash (used in) operating activities			(337.8)	(304.5)	(111.5)
Cash flows from/(used in) investing activities:
Proceeds/(purchases) of short term investments			(193.6)	(16.4)	(96.0)
Repayment of loan notes issued by Silverton			(125.0)	(125.0)	0.0
Payments for acquisitions and investments, net of cash acquired			(1.1)	(1.4)
Net (purchases) of investments, equity method			0.0	(100.0)	0.0
Net cash from/(used in) investing activities			218.3	657.3	419.0
Cash flows from/(used in) financing activities:
Proceeds from the issuance of ordinary shares, net of issuance costs			1.4	2.7	0.5
Preference share redemption			0.0	0.0	(293.2)
Ordinary share repurchase			(0.1)	0.0	(30.0)
Buy-out of minority interest			(0.8)	0.0	0.0
Cash paid for withholdings purposes	[1]		(2.8)	(4.7)	(9.6)
Net cash from/(used in) financing activities			65.2	(307.2)	(540.4)
Cash and cash equivalents at beginning of period			1,083.7	1,054.8
Cash and cash equivalents at end of period			1,030.5	1,083.7	1,054.8
Parent Company
Cash flows (used in)/from operating activities:
Net income (1) (excluding equity in net earnings of subsidiaries)			174.6	224.5	323.0
Share-based compensation			0.0	10.1	9.8
Realized and unrealized losses/(gains)			9.6	(0.7)	(2.0)
Loss on derivative contracts			(4.0)	1.8	(2.6)
Amortization of right-of-use operating lease assets			0.3	0.0	0.0
Interest on operating lease liability			0.2	0.0	0.0
Change in other receivables			0.0	0.0	0.0
Change in other assets			2.1	(0.2)	(0.2)
Change in accrued expenses and other payables			(51.2)	51.1	7.0
Change in intercompany activities			(59.0)	63.9	(27.5)
Change in operating lease liabilities			(0.5)	0.0	0.0
Net cash (used in) operating activities			72.1	350.5	307.5
Cash flows from/(used in) investing activities:
Proceeds/(purchases) of short term investments					25.1
(Purchases) of fixed income securities			(75.6)	79.4	66.3
Investment in subsidiaries			(82.7)	(215.9)	(111.9)
Repayment of loan notes issued by Silverton			0.0	18.6	13.5
Net cash from/(used in) investing activities			(158.3)	(117.9)	(7.1)
Cash flows from/(used in) financing activities:
Proceeds from the issuance of ordinary shares, net of issuance costs			1.4	2.7	0.5
Proceeds from the issuance of preference shares, net of issuance costs			241.6	0.0	0.0
Preference share redemption			0.0	0.0	(293.2)
Ordinary share repurchase			(0.1)	0.0	(30.0)
Ordinary and preference share dividends paid			(35.9)	(73.4)	(92.4)
Repayment of long-term debt issued by Silverton			7.7	0.0	0.0
Realized loss on debt extinguishment			(5.5)	(8.6)	0.0
Cash paid for withholdings purposes	[1]		0.0	(4.7)	(9.6)
(Decrease)/increase in cash and cash equivalents			(18.2)	23.6	(124.3)
Net cash from/(used in) financing activities			68.0	(209.0)	(424.7)
Cash and cash equivalents at beginning of period			55.6	32.0	156.3
Cash and cash equivalents at end of period			37.4	55.6	32.0
MVI
Cash flows from/(used in) investing activities:
Payments for acquisitions and investments, net of cash acquired		$ (0.8)	0.0	(0.2)	(0.1)
MVI | Parent Company
Cash flows from/(used in) investing activities:
Payments for acquisitions and investments, net of cash acquired			0.0	0.0	(0.1)
Parent
Cash flows from/(used in) financing activities:
Buy-out of minority interest			(0.8)	0.0	0.0
Parent | Parent Company
Cash flows from/(used in) financing activities:
Long-term debt repayment			$ (125.0)	$ (125.0)	$ 0.0

[1]	The cash paid to the tax authority when withholding shares from employees’ awards for tax-withholding purposes has been reclassified from operating activity to financing activity following the adoption of ASU 2016-09 -“Compensation — Stock Compensation”.